Share Capital (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
	For the Year Ended March 31, 2023			For the Year Ended March 31, 2022
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	166,425,849	Rs.	832	166,301,231	Rs.	832
Add: Equity shares issued pursuant to employee stock option plan (1)	102,027		1	124,618		- *
Closing number of equity shares/share capital	166,527,876	Rs.	833	166,425,849	Rs.	832
Treasury shares (2)	371,144	Rs.	1,269	468,471	Rs.	1,601
*Rounded to the nearest million.

(1)
During the years ended March 31, 2023 and 2022, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Plan, 2002 and
 the
Dr. Reddy’s Employees Stock Option Plan, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share-based payment reserve” was transferred to“securities premium” in the Consolidated Statement of Changes in Equity.

(2)
Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2023 and 2022, an aggregate of 49,295 and 106,730 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recogni
z
ed in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recogni
z
ed in the “securities premium”.

Disclosure of detailed information about dividends [Table Text Block]
Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2023		2022		2021
Dividend per share (in absolute Rs.)	Rs.	30	Rs.	25	Rs.	25
Dividend paid during the year		4,979		4,146		4,147